Historic Collaberation Revenue	6 Months Ended
Jun. 30, 2020
Historic Collaberation Revenue
Historic Collaberation Revenue

11 Historic Collaboration Revenue (Unreviewed)[85]

		H1 2020	H1 2019	FY 2019	FY 2018
		$m	$m	$m	$m
Initial Collaboration Revenue	Crestor (Spain)	-	-	-	61
	Lynparza: regulatory milestones	135	60	60	140
	Lynparza: sales milestones	-	-	450	250
	Lynparza/selumetinib: option payments	-	-	100	400
Ongoing Collaboration Revenue	Crestor (Spain)	-		39	-
	Enhertu: profit share	36	-	-	-
	Roxadustat: profit share	11	-	-	-
	Royalty income	34	32	62	49
	Other Collaboration Revenue	54	39	108	141
	Total	270	131	819	1,041

[85] Historic Collaboration Revenue information included in the table above has not been reviewed by PricewaterhouseCoopers LLP.